Fair Value Measurements - Recurring Measurements (Table) (Details) - Significant Other Observable Inputs (Level 2) - Fair Value, Recurring measurements $ in Thousands	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ (2,666)
Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ (2,666)